Fees Summary	Oct. 08, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 435,000
Previously Paid Amount	0.00
Total Fee Amount	37.84
Total Offset Amount	0.00
Net Fee	37.84
Narrative - Max Aggregate Offering Price	$ 435,000
Final Prospectus	true